Note 9 - Other Disclosures - RSUs Granted (Details) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
(Increase)/decrease in equity (kEUR)		€ (572)	€ 1,447	€ 1,981
Restricted stock units [member]
Statement Line Items [Line Items]
Number of options	63,869	27,148	63,869	86,411
Weighted average fair value at measurement date (EUR) (in EUR per share) | € / shares		€ 13.34	€ 13.34
(Income) for the period (kEUR)		€ (222)
(Increase)/decrease in equity (kEUR)		€ (222)	€ 390
Expense for the period (kEUR)			€ 390
Number of other equity instruments granted in share-based payment arrangement	0	0	0
Restricted stock units bonus [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date (EUR) (in EUR per share) | € / shares		€ 0.05	€ 0.92
(Income) for the period (kEUR)		€ (95)
(Increase)/decrease in equity (kEUR)		€ (95)	€ 96
Expense for the period (kEUR)			€ 96
Number of other equity instruments granted in share-based payment arrangement		26,117	104,468